Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 66,063	$ 67,787
Lease financings	225	240
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,732	2,128
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,226	6,033
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,684	10,232
Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	657	731
Wealth management loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,302	9,792
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,966	8,200
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	345	299
Capital call financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,438	2,284
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,941	2,541
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,839	3,060
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 16,933	$ 22,487